Revenues (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of operations
Revenues - Products and related services	$ 13,529	$ 7,457	$ 8,642
Revenues - Warranty and support	8,303	3,597	3,334
Cost of revenues - Products and related services	4,851
Sales and marketing, net	11,426	10,996	8,528
Net loss	$ (2,415)	$ 2,901	$ 1,915
Loss per share:
Basic	$ (0.18)	$ 0.24	$ 0.18
Diluted	$ (0.18)	$ 0.23	$ 0.18
Cash flows
Net loss	$ (2,415)	$ 2,901	$ 1,915
Changes in assets and liabilities:
Trade receivables, net	13	(15,865)	(329)
Other account receivables and prepaid expenses	658	(520)	524
Other accounts payables and accrued expenses	(848)	1,385	266
Deferred revenue and advances from customers	(2,169)	$ (109)	$ 1,248
Balances before adoption of ASC 606 [Member]
Statements of operations
Revenues - Products and related services	13,068
Revenues - Warranty and support	8,311
Cost of revenues - Products and related services	4,838
Sales and marketing, net	11,392
Net loss	$ (2,821)
Loss per share:
Basic	$ (0.21)
Diluted	$ (0.21)
Cash flows
Net loss	$ (2,821)
Changes in assets and liabilities:
Trade receivables, net	316
Other account receivables and prepaid expenses	624
Other accounts payables and accrued expenses	(861)
Deferred revenue and advances from customers	(2,019)
Effect of change [Member]
Statements of operations
Revenues - Products and related services	461
Revenues - Warranty and support	(8)
Cost of revenues - Products and related services	13
Sales and marketing, net	34
Net loss	$ 406
Loss per share:
Basic	$ 0.03
Diluted	$ 0.03
Cash flows
Net loss	$ 406
Changes in assets and liabilities:
Trade receivables, net	(303)
Other account receivables and prepaid expenses	34
Other accounts payables and accrued expenses	13
Deferred revenue and advances from customers	$ (150)